Investment Properties (Details) - Schedule of change in the price used for the valuation of the investment properties $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) m²	Jun. 30, 2020 USD ($) m²
Commercial building [Member]
Investment Properties (Details) - Schedule of change in the price used for the valuation of the investment properties [Line Items]
Percentage of increase decrease in commercial building	+/- 10	+/- 10
Average price per square meter (in Square Meters) | m²	971	1,094
Impact on interim condensed consolidated statement of income for the increase in price per square meter	$ 1,735	$ 1,957
Impact on interim condensed consolidated statement of income for the decrease in price per square meter	$ (1,735)	$ (1,957)
Lands [Member]
Investment Properties (Details) - Schedule of change in the price used for the valuation of the investment properties [Line Items]
Percentage of increase decrease in commercial building	+/- 10	+/- 10
Average price per square meter (in Square Meters) | m²	188	195
Impact on interim condensed consolidated statement of income for the increase in price per square meter	$ 141	$ 419
Impact on interim condensed consolidated statement of income for the decrease in price per square meter	$ (141)	$ (419)